March 5, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  PERRITT MICROCAP OPPORTUNITIES FUND, INC. (the “Registrant”)
File Nos. 033-16812 and 811-05308

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Registrant hereby certifies that the forms of the following Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2007, filed electronically as Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A on February 27, 2007:

•	Prospectus for the Perritt MicroCap Opportunities Fund; and
•	Statement of Additional Information for the Perritt MicroCap Opportunities Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (312) 669-1650.

Sincerely yours,

/s/Robert Laatz

Robert Laatz
Vice President, Secretary and CCO
PERRITT MICROCAP OPPORTUNITIES FUND, INC.

300 S. Wacker Drive  •  Suite 2880  •  Chicago, IL 60606
Tel 312-669-1650  •  800-331-8936  •  Fax 312-669-1235
E-mail: PerrittCap@PerrittCap.com  •  Web Site: www.PerrittCap.com